Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 26.0%
A10 Term Asset Financing 2017-1 LLC, 4.7000%, 3/15/36 (144A)	$600,000		$604,822
American Credit Acceptance Receivables Trust 2018-3,
5.1700%, 10/15/24 (144A)	1,400,000		1,450,559
Apollo Aviation Securitization Equity Trust 2016-2, 5.9260%, 11/15/41	1,072,932		1,081,810
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	2,649,000		2,708,554
Aqua Finance Trust 2019-A, 3.1400%, 7/16/40 (144A)	6,324,000		6,332,183
Arroyo Mortgage Trust 2019-2, 4.7600%, 4/25/49 (144A)‡	4,860,000		5,094,285
BBCCRE Trust 2015-GTP, 4.7147%, 8/10/33 (144A)‡	200,000		186,590
BlueMountain CLO 2015-3 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.2776%, 4/20/31 (144A)‡	3,000,000		2,976,600
Bowman Park CLO Ltd,
ICE LIBOR USD 3 Month + 3.3500%, 5.4976%, 11/23/25 (144A)‡	7,485,000		7,493,982
Business Jet Securities LLC, 6.9480%, 7/15/34 (144A)	5,786,400		5,804,390
Business Jet Securities LLC 2017-1, 7.7480%, 2/15/33 (144A)	1,691,970		1,731,138
Carlyle Global Market Strategies CLO 2013-1 Ltd,
ICE LIBOR USD 3 Month + 1.2200%, 3.3953%, 8/14/30 (144A)‡	6,000,000		5,994,600
Carlyle Global Market Strategies CLO 2015-5 Ltd,
ICE LIBOR USD 3 Month + 3.7500%, 6.0276%, 1/20/32 (144A)‡	5,000,000		4,903,000
Carlyle Global Market Strategies Euro CLO 2015-3 DAC,
Euro Interbank Offered Rate 3 Month + 1.6500%, 1.6500%, 7/15/30‡	4,890,000	EUR	5,226,800
Carvana Auto Receivables Trust 2019-1, 5.6400%, 1/15/26 (144A)	6,000,000		6,229,971
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	2,134,496		2,134,496
Castlelake Aircraft Securitization Trust 2018-1, 0%, 6/15/43 (144A)‡	1,000,000		920,000
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	4,137,828		4,173,925
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 1.3500%, 0%, 10/21/31 (144A)‡	6,750,000		6,753,375
CIFC Funding 2016-I Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 0%, 10/21/31 (144A)‡	6,750,000		6,757,425
Citigroup Commercial Mortgage Trust 2018-C5, 0.7579%, 6/10/51‡,¤	41,224,990		1,986,008
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	7,036,045		7,245,694
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 4.0184%, 7/25/39 (144A)‡	3,950,000		3,959,310
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	2,900,000		2,921,364
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	2,900,000		2,927,715
CSMC 2017-HD Trust,
ICE LIBOR USD 1 Month + 3.6500%, 5.6775%, 2/15/31 (144A)‡	500,000		500,750
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	1,905,875		2,009,355
Driven Brands Funding LLC, 3.9810%, 10/20/49 (144A)	4,902,917		4,934,698
Dryden 71 CLO Ltd,
ICE LIBOR USD 3 Month + 1.1500%, 3.4534%, 1/15/29 (144A)‡	6,920,000		6,915,848
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	4,282,953		4,268,211
Exeter Automobile Receivables Trust 2018-1, 4.6400%, 10/15/24 (144A)	2,040,000		2,084,818
Exeter Automobile Receivables Trust 2018-2, 5.3300%, 5/15/25 (144A)	2,600,000		2,713,280
Exeter Automobile Receivables Trust 2018-3, 6.5500%, 8/25/25 (144A)	1,750,000		1,851,253
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	2,370,000		2,489,783
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	1,920,000		2,011,456
Exeter Automobile Receivables Trust 2019-3, 4.0000%, 8/17/26 (144A)	4,000,000		4,025,491
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	2,000,000		2,009,893
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 30.4728%, 10/25/40‡	588,203		2,518,454
Fannie Mae REMICS, 3.0000%, 5/25/48	33,624		34,182
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 4.0316%, 8/25/48‡,¤	15,604,212		2,864,752
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	7,226,000		7,583,884
Freddie Mac Multifamily Structured Pass Through Certificates,
0.1872%, 7/25/28‡,¤	65,956,000		529,254
Ginnie Mae II Pool, 3.5000%, 5/20/49	2,133,320		2,180,250
Ginnie Mae II Pool, 3.5000%, 6/20/49	963,733		984,934
Goldentree Loan Management US CLO 5 Ltd,
ICE LIBOR USD 3 Month + 1.3000%, 3.5700%, 10/20/32 (144A)‡	4,440,000		4,442,664
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 3.5058%, 1/20/44‡,¤	923,754		158,242
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 4.1225%, 10/16/55‡,¤	1,380,641		237,034
Government National Mortgage Association, 0.4773%, 1/16/60‡,¤	28,399,800		1,381,509
Harvest Clo XII DAC,
Euro Interbank Offered Rate 3 Month + 1.8500%, 1.8500%, 11/18/30‡	4,750,000	EUR	5,151,700
Hertz Fleet Lease Funding LP, 5.5500%, 5/10/32 (144A)	2,870,000		2,954,173
Hertz Fleet Lease Funding LP, 4.6200%, 1/10/33 (144A)	2,562,000		2,601,189
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	2,860,169		3,020,130
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	11,373,848		11,604,268

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	$5,765,000		$5,887,726
KKR Clo 17 Ltd, ICE LIBOR USD 3 Month + 3.4500%, 5.7534%, 4/15/29 (144A)‡	4,750,000		4,679,700
KNDL 2019-KNSQ Mortgage Trust,
ICE LIBOR USD 1 Month + 2.0000%, 4.0275%, 5/15/36 (144A)‡	2,000,000		1,999,209
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.2976%, 4/20/31 (144A)‡	4,165,000		4,124,599
LOANME TRUST SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	5,800,000		5,800,000
Madison Park Funding XVIII Ltd,
ICE LIBOR USD 3 Month + 1.1900%, 3.4676%, 10/21/30 (144A)‡	6,000,000		5,995,200
Madison Park Funding XXXIII Ltd,
ICE LIBOR USD 3 Month + 1.3300%, , 10/15/32 (144A)‡	7,250,000		7,250,000
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.2834%, 4/15/31 (144A)‡	3,000,000		2,984,100
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.2855%, 7/25/31 (144A)‡	4,000,000		3,965,600
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 5.6500%, 4/15/31 (144A)‡	3,250,000		3,210,350
MarketPlace Loan Trust 2015-LD1, 6.0000%, 12/15/21 (144A)	1,178,976		1,180,426
Mello Warehouse Securitization Trust 2019-1,
ICE LIBOR USD 1 Month + 2.3500%, 4.3684%, 6/25/52 (144A)‡	9,010,000		9,010,000
New Residential Mortgage Loan Trust 2019-NQM2, 4.2671%, 4/25/49 (144A)‡	1,828,000		1,989,005
Octagon Investment Partners 40 Ltd,
ICE LIBOR USD 3 Month + 3.8000%, 6.4262%, 4/20/31 (144A)‡	5,000,000		4,933,500
Octagon Investment Partners 41 Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 6.2490%, 4/15/31 (144A)‡	2,750,000		2,691,150
Octagon Investment Partners 44 Ltd,
ICE LIBOR USD 3 Month + 1.3000%, 3.5828%, 7/20/32 (144A)‡	6,500,000		6,499,350
Octagon Investment Partners XXI Ltd,
ICE LIBOR USD 3 Month + 3.9500%, 6.1253%, 2/14/31 (144A)‡	2,750,000		2,720,300
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	6,752,000		7,185,553
OneMain Financial Issuance Trust 2015-1, 6.6300%, 3/18/26 (144A)	8,000,000		8,089,569
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, , 10/24/27 (144A)‡	4,750,000		4,749,995
Prima Capital CRE Securitization 2015-IV Ltd, 4.0000%, 8/24/49 (144A)	5,000,000		5,180,221
Project Silver, 0%, 3/15/44 (144A)	1,500,000		1,443,116
Project Silver, 6.9000%, 7/15/44 (144A)	976,190		972,372
PRPM 2019-3 LLC, 4.4580%, 7/25/24 (144A)Ç	7,335,000		7,338,720
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.7500%, 10/15/20	1,521,499		1,524,694
Santander Drive Auto Receivables Trust 2019-2, 3.2200%, 7/15/25	5,000,000		5,090,974
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	1,545,960		1,587,665
Sapphire Aviation Finance LTD, 7.3850%, 3/15/40 (144A)	733,596		748,179
Sequoia Mortgage Trust 2018-8, 0.3252%, 11/25/48 (144A)‡,¤	293,660,706		3,017,422
SES SA, EUR SWAP ANNUAL 5 YR + 4.6640%, 4.6250%, 1/2/68‡	1,050,000	EUR	1,213,551
Sierra Timeshare 2018-3 Receivables Funding LLC, 5.2000%, 9/20/35 (144A)	1,175,274		1,192,903
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	2,222,896		2,242,340
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	6,796,127		6,857,439
S-Jets 2017-1 Ltd, 7.0210%, 8/15/42 (144A)	1,422,074		1,449,853
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	3,360,000		3,479,729
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	1,900,000		1,955,211
SoFi Professional Loan Program 2017-E LLC, 11/26/40 (144A)◊	25,000		1,473,613
Sofi Professional Loan Program 2017-F LLC, 1/25/41 (144A)◊	35,000		2,100,000
Sofi Professional Loan Program 2018-C Trust, 1/25/48 (144A)◊	58,000		2,332,180
Sofi Professional Loan Program 2018-D Trust, 2/25/48 (144A)◊	76,000		2,599,960
Sofi Professional Loan Program 2019-B Trust, 9/15/38 (144A)◊	70,900		2,313,467
Sound Point Clo XVI Ltd,
ICE LIBOR USD 3 Month + 3.6000%, 5.8755%, 7/25/30 (144A)‡	4,081,000		4,021,825
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.7509%, 4/18/31 (144A)‡	3,087,000		3,061,995
Southwick Park CLO LLC,
ICE LIBOR USD 3 Month + 1.3000%, 3.5993%, 7/20/32 (144A)‡	8,750,000		8,750,875
Sprite 2017-1 Ltd, 6.9000%, 12/15/37 (144A)	4,006,428		3,961,463
START Ireland, 0%, 3/15/44 (144A)	1,500,000		1,496,250
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.6000%, 3.6184%, 8/25/52 (144A)‡	6,695,000		6,700,500
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)◊	10		1,850,000
Tikehau CLO III BV,
Euro Interbank Offered Rate 3 Month + 1.8500%, 1.8500%, 12/1/30‡	3,300,000	EUR	3,556,779
United Auto Credit Securitization Trust 2018-2, 5.2600%, 5/10/23 (144A)	2,000,000		2,055,463
United Auto Credit Securitization Trust 2019-1, 4.2900%, 8/12/24 (144A)	2,000,000		2,027,043
Upstart Securitization Trust, 4.7830%, 9/20/29 (144A)	13,032,000		13,090,635
Upstart Securitization Trust 2018-1, 6.1470%, 8/20/25 (144A)	5,000,000		5,099,737
VB-S1 Issuer LLC, 5.2500%, 2/15/48 (144A)	1,414,000		1,409,242
Verus Securitization Trust 2018-INV1, 5.6480%, 3/25/58 (144A)‡	2,600,000		2,691,665
Verus Securitization Trust 2019-1, 4.4610%, 2/25/59 (144A)‡	3,024,000		3,109,227

Voya CLO 2018-2 Ltd,
Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
ICE LIBOR USD 3 Month + 1.0000%, 3.3034%, 7/15/31 (144A)‡	$3,250,000		$3,219,775
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	4,833,692		4,919,792
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.2863%, 5/15/46‡	5,539		5,627
Westlake Automobile Receivables Trust 2018-2, 6.0400%, 1/15/25 (144A)	2,600,000		2,656,814
Westlake Automobile Receivables Trust 2019-1, 5.6700%, 2/17/26 (144A)	2,000,000		2,044,828
Willis Engine Structured Trust III, 6.3600%, 8/15/42 (144A)Ç	1,694,494		1,778,623
Z Capital Credit Partners CLO 2019-1 Ltd, 3.8995%, 7/16/31 (144A)	7,750,000		7,772,475
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	1,388,700		1,402,587
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $417,200,895)			419,402,212
Bank Loans and Mezzanine Loans – 12.1%
Basic Industry – 0.2%
Grizzly Finco, ICE LIBOR USD 3 Month + 3.2500%, 5.8498%, 10/1/25‡	2,977,500		2,950,822
Capital Goods – 1.7%
Advanced Drainage Systems Inc,
ICE LIBOR USD 3 Month + 2.2500%, 0%, 7/31/26ƒ,‡	988,354		992,060
DynCorp International Inc,
ICE LIBOR USD 1 Month + 6.0000%, 8.0275%, 8/18/25‡	8,872,000		8,635,384
Entegris Inc, ICE LIBOR USD 1 Month + 2.0000%, 4.0435%, 11/6/25‡	2,832,765		2,846,929
Mauser Packaging Solutions Holding Co,
ICE LIBOR USD 3 Month + 3.2500%, 0%, 4/3/24ƒ,‡	5,685,000		5,560,271
Reynolds Group Holdings Inc,
ICE LIBOR USD 1 Month + 2.7500%, 4.7935%, 2/5/23‡	5,643,061		5,650,115
Tamko Building Products Inc,
ICE LIBOR USD 3 Month + 3.2500%, 5.3741%, 5/29/26‡	4,102,000		4,096,872
			27,781,631
Communications – 1.8%
Diamond Sports Group LLC,
ICE LIBOR USD 1 Month + 3.2500%, 5.3000%, 8/24/26‡	1,250,000		1,256,250
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 4.7935%, 11/29/24‡	1,677,699		1,627,368
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 4.9000%, 2/1/24‡	8,742,000		8,617,426
GCI Holdings LLC, ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 2/2/22‡	4,835,558		4,787,202
Lamar Media Corp, ICE LIBOR USD 1 Month + 1.7500%, 3.8125%, 3/14/25‡	2,554,016		2,562,010
Level 3 Parent LLC, ICE LIBOR USD 1 Month + 2.2500%, 4.2935%, 2/22/24‡	4,450,000		4,456,497
Mission Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.2815%, 1/17/24‡	264,557		264,681
Nexstar Broadcasting Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.2935%, 1/17/24‡	1,328,049		1,328,673
Nexstar Broadcasting Inc, ICE LIBOR USD 1 Month + 2.7500%, 0%, 9/18/26ƒ,‡	3,893,805		3,909,614
Virgin Media SFA Finance Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.9640%, 11/15/27‡	550,000	GBP	674,655
			29,484,376
Consumer Cyclical – 2.3%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 6 Month + 8.0000%, 10.0351%, 8/9/25‡	4,637,000		4,637,000
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 8.6241%, 4/23/24‡	4,861,252		4,638,461
L1R HB Finance Ltd, ICE LIBOR USD 3 Month + 5.2500%, 6.0150%, 9/2/24‡	539,827	GBP	456,232
Marriott Ownership Resorts Inc,
ICE LIBOR USD 1 Month + 2.2500%, 4.2935%, 8/29/25‡	1,990,000		1,998,298
Mohegan Gaming & Entertainment,
ICE LIBOR USD 3 Month + 3.7500%, 0%, 10/13/21ƒ,‡	8,801,347		8,452,462
PCI Gaming Authority, ICE LIBOR USD 1 Month + 3.0000%, 0%, 5/29/26ƒ,‡	2,237,000		2,248,185
Six Flags Theme Parks Inc,
ICE LIBOR USD 1 Month + 2.0000%, 4.0500%, 4/17/26‡	2,894,531		2,893,084
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 3.5000%, 5.6044%, 7/10/25‡	3,168,799		3,180,682
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.0000%, 5.0435%, 1/31/25‡	6,260,000		6,164,535
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.0000%, 9.0435%, 1/30/26‡	2,442,000		2,420,022
			37,088,961
Consumer Non-Cyclical – 2.5%
B&G Foods Inc, ICE LIBOR USD 3 Month + 2.5000%, 0%, 9/16/26ƒ,‡	491,591		493,744
Bausch Health Americas Inc,
ICE LIBOR USD 1 Month + 3.0000%, 5.0386%, 6/2/25‡	11,109,028		11,149,576
Change Healthcare Holdings LLC,
ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 3/1/24‡	4,286,418		4,263,914
Chobani LLC, ICE LIBOR USD 1 Month + 3.5000%, 5.9000%, 10/10/23‡	2,820,547		2,794,118
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 5.3544%, 12/2/24‡	3,319,076		3,319,076
Froneri International Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.9653%, 1/31/25‡	3,824,000	GBP	4,699,392
Gentiva Health Services Inc,
ICE LIBOR USD 1 Month + 3.7500%, 5.8125%, 7/2/25‡	2,433,036		2,445,201
HomeVi SAS, Euro Interbank Offered Rate 3 Month + 3.0000%, 0%, 10/31/24ƒ,‡	2,978,000	EUR	3,261,261

JBS USA LUX SA, ICE LIBOR USD 3 Month + 2.5000%, 4.6120%, 5/4/26‡	2,927,582	2,939,790
Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Non-Cyclical – (continued)
NVA Holdings Inc/United States,
ICE LIBOR USD 1 Month + 2.7500%, 4.7935%, 2/2/25‡	$3,598,503	$3,594,005
PetVet Care Centers LLC, ICE LIBOR USD 1 Month + 6.2500%, 8.2935%, 2/13/26‡	250,000	243,750
Post Holdings Inc, ICE LIBOR USD 1 Month + 2.0000%, 4.0400%, 5/24/24‡	2,014,153	2,018,685
		41,222,512
Electric – 0.1%
Vistra Operations Co LLC, ICE LIBOR USD 1 Month + 2.0000%, 4.0435%, 8/4/23‡	1,749,740	1,754,850
Electronic Equipment, Instruments & Components – 0.3%
II-VI Inc, ICE LIBOR USD 1 Month + 3.5000%, 0%, 5/8/26ƒ,‡	4,850,000	4,850,000
Energy – 0.1%
AL Midcoast Holdings LLC, ICE LIBOR USD 3 Month + 5.5000%, 0%, 8/1/25ƒ,‡	483,476	474,411
PowerTeam Services LLC, ICE LIBOR USD 3 Month + 7.2500%, 9.3544%, 3/6/26‡	850,000	595,000
		1,069,411
Finance Companies – 0.5%
Jane Street Group LLC, ICE LIBOR USD 1 Month + 3.0000%, 5.0435%, 8/25/22‡	4,488,693	4,471,861
RPI Finance Trust, ICE LIBOR USD 1 Month + 2.0000%, 4.0435%, 3/27/23‡	3,041,349	3,056,556
		7,528,417
Technology – 2.3%
CommScope Inc, ICE LIBOR USD 1 Month + 3.2500%, 0%, 4/6/26ƒ,‡	1,955,000	1,946,281
Dell International LLC, ICE LIBOR USD 1 Month + 1.7500%, 3.8100%, 3/13/24‡	1,836,490	1,834,966
Dell International LLC, ICE LIBOR USD 3 Month + 2.0000%, 0%, 9/19/25ƒ,‡	7,550,000	7,583,069
Excelitas Technologies , ICE LIBOR USD 3 Month + 7.5000%, 9.8319%, 12/1/25‡	1,350,000	1,348,731
Lumentum Holdings Inc, ICE LIBOR USD 1 Month + 2.5000%, 4.5435%, 12/10/25‡	3,283,500	3,291,709
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.7935%, 9/30/24‡	3,168,050	3,173,816
Refinitiv US Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 5.7935%, 10/1/25‡	11,317,490	11,374,077
Ultra Clean Holdings Inc,
ICE LIBOR USD 1 Month + 4.5000%, 6.5435%, 8/27/25‡	6,376,871	6,201,507
		36,754,156
Transportation – 0.3%
Hanjin International Corp,
ICE LIBOR USD 1 Month + 2.5000%, 4.5536%, 10/19/20‡	4,805,000	4,805,000
Total Bank Loans and Mezzanine Loans (cost $196,033,731)		195,290,136
Corporate Bonds – 43.2%
Banking – 1.9%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000	5,908,221
Citigroup Inc, 2.9000%, 12/8/21	3,100,000	3,146,711
Citigroup Inc, SOFR + 3.8130%, 5.0000%‡,µ	7,440,000	7,530,768
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	6,259,000	6,431,122
Synchrony Financial, 2.8500%, 7/25/22	1,192,000	1,202,507
Synchrony Financial, 4.3750%, 3/19/24	1,229,000	1,304,253
Synchrony Financial, 5.1500%, 3/19/29	4,476,000	4,964,976
		30,488,558
Basic Industry – 5.5%
Alcoa Nederland Holding BV, 6.7500%, 9/30/24 (144A)	4,283,000	4,502,504
Aleris International Inc, 10.7500%, 7/15/23 (144A)#	12,204,000	12,844,710
Allegheny Technologies Inc, 5.9500%, 1/15/21	5,030,000	5,140,031
Allegheny Technologies Inc, 7.8750%, 8/15/23	1,046,000	1,134,669
CF Industries Inc, 3.4000%, 12/1/21 (144A)	3,928,000	3,996,101
Element Solutions Inc, 5.8750%, 12/1/25 (144A)	1,633,000	1,709,098
First Quantum Minerals Ltd, 7.0000%, 2/15/21 (144A)	5,263,000	5,305,762
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	3,860,000	3,802,100
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	3,941,000	3,753,802
FMG Resources August 2006 Pty Ltd, 4.5000%, 9/15/27 (144A)	7,880,000	7,694,820
Freeport-McMoRan Inc, 3.5500%, 3/1/22	12,459,000	12,490,147
Freeport-McMoRan Inc, 5.0000%, 9/1/27	3,943,000	3,928,214
Freeport-McMoRan Inc, 5.2500%, 9/1/29	1,847,000	1,841,995
Glencore Funding LLC, 4.1250%, 3/12/24 (144A)	3,722,000	3,912,135
Harsco Corp, 5.7500%, 7/31/27 (144A)	5,597,000	5,828,156
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	1,883,000	1,944,198
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	3,398,000	3,491,445
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0000%, 10/1/26 (144A)	2,635,000	2,628,413
Tronox Inc, 6.5000%, 4/15/26 (144A)	3,339,000	3,180,397
		89,128,697
Capital Goods – 4.0%
ARD Securities Finance SARL (PIK), 8.7500%, 1/31/23 (144A)	2,296,250	2,376,619
Beacon Roofing Supply Inc, 6.3750%, 10/1/23	3,000	3,098
Beacon Roofing Supply Inc, 4.5000%, 11/15/26 (144A)	2,863,000	2,884,472
Boeing Co, 3.1000%, 5/1/26	2,399,000	2,517,111
Builders FirstSource Inc, 6.7500%, 6/1/27 (144A)	755,000	813,513

BWAY Holding Co, 7.2500%, 4/15/25 (144A)	3,816,000		3,607,265
Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Capital Goods – (continued)
JELD-WEN Inc, 4.6250%, 12/15/25 (144A)	$4,759,000		$4,776,989
LABL Escrow Issuer LLC, 6.7500%, 7/15/26 (144A)	6,413,000		6,665,512
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	6,976,000		7,045,760
Stericycle Inc, 5.3750%, 7/15/24 (144A)	9,311,000		9,567,052
Summit Materials LLC / Summit Materials Finance Corp,
6.5000%, 3/15/27 (144A)	4,793,000		5,116,527
Trivium Packaging Finance BV, 5.5000%, 8/15/26 (144A)	4,946,000		5,199,235
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	3,359,000		3,631,919
Victoria PLC, 5.2500%, 7/15/24 (144A)	3,340,000	EUR	3,739,664
Wabtec Corp, ICE LIBOR USD 3 Month + 1.3000%, 3.4185%, 9/15/21‡	1,831,000		1,831,054
Wabtec Corp, 4.9500%, 9/15/28	3,330,000		3,674,901
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	502,000		528,983
			63,979,674
Communications – 6.3%
Altice Luxembourg SA, 7.2500%, 5/15/22	173,711	EUR	193,126
Altice Luxembourg SA, 7.7500%, 5/15/22 (144A)	469,000		478,966
Belo Corp, 7.2500%, 9/15/27	32,000		36,320
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	6,961,000		7,413,465
Clear Channel Worldwide Holdings Inc, 5.1250%, 8/15/27 (144A)	1,688,000		1,758,643
CSC Holdings LLC, 5.1250%, 12/15/21 (144A)	1,300,000		1,300,260
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	12,991,000		13,577,154
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	3,550,000		3,683,125
Diamond Sports Group LLC / Diamond Sports Finance Co,
6.6250%, 8/15/27 (144A)	7,169,000		7,427,442
EW Scripps Co, 5.1250%, 5/15/25 (144A)	6,181,000		6,196,452
GCI LLC, 6.6250%, 6/15/24 (144A)	4,033,000		4,350,599
GCI LLC, 6.8750%, 4/15/25	2,429,000		2,556,523
Level 3 Financing Inc, 5.3750%, 8/15/22	4,846,000		4,873,259
Midcontinent Communications / Midcontinent Finance Corp,
5.3750%, 8/15/27 (144A)	3,553,000		3,739,532
Netflix Inc, 4.6250%, 5/15/29 (144A)	2,600,000	EUR	3,149,899
Netflix Inc, 3.8750%, 11/15/29 (144A)	6,291,000	EUR	7,267,284
Scripps Escrow Inc, 5.8750%, 7/15/27 (144A)	1,028,000		1,043,420
SES GLOBAL Americas Holdings GP, 5.3000%, 3/25/44 (144A)	2,958,000		3,077,665
SES SA, 5.3000%, 4/4/43 (144A)	1,266,000		1,308,314
T-Mobile USA Inc, 6.5000%, 1/15/24	5,519,000		5,724,914
UBM PLC, 5.7500%, 11/3/20 (144A)	12,703,000		13,096,623
Viacom Inc, 4.3750%, 3/15/43	950,000		978,884
Viacom Inc, 5.2500%, 4/1/44	846,000		958,065
Viacom Inc, ICE LIBOR USD 3 Month + 3.8950%, 5.8750%, 2/28/57‡	2,662,000		2,763,489
WPP Finance 2010, 4.7500%, 11/21/21	5,087,000		5,326,165
			102,279,588
Consumer Cyclical – 5.3%
American Axle & Manufacturing Inc, 6.6250%, 10/15/22	3,347,000		3,388,837
Ashton Woods USA LLC / Ashton Woods Finance Co, 6.7500%, 8/1/25 (144A)	1,935,000		1,930,163
CCM Merger Inc, 6.0000%, 3/15/22 (144A)	1,460,000		1,496,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	2,598,000		2,766,870
eG Global Finance PLC, 6.7500%, 2/7/25 (144A)	3,488,000		3,405,160
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	3,629,000		3,973,755
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	2,313,000		2,324,496
Golden Entertainment Inc, 7.6250%, 4/15/26 (144A)	8,277,000		8,649,465
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	2,364,000		2,423,100
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	3,641,000		3,795,742
Harley-Davidson Financial Services Inc, 4.0500%, 2/4/22 (144A)	3,360,000		3,465,546
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	2,190,000	EUR	2,434,394
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	2,500,000		2,662,929
IHS Markit Ltd, 4.1250%, 8/1/23	2,000,000		2,104,600
Marriott Ownership Resorts Inc, 4.7500%, 1/15/28 (144A)	3,991,000		4,030,910
Men's Wearhouse Inc, 7.0000%, 7/1/22#	1,935,000		1,896,300
MGM Resorts International, 6.6250%, 12/15/21	7,151,000		7,755,259
Scientific Games International Inc, 6.2500%, 9/1/20	2,448,000		2,454,120
Scientific Games International Inc, 10.0000%, 12/1/22	5,888,000		6,123,520
TRI Pointe Group Inc / TRI Pointe Homes Inc, 5.8750%, 6/15/24	5,244,000		5,584,860
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	8,019,000		8,419,950
Uber Technologies Inc, 7.5000%, 11/1/23 (144A)	3,290,000		3,314,675
Weekley Homes LLC / Weekley Finance Corp, 6.0000%, 2/1/23	475,000		473,623
Weekley Homes LLC / Weekley Finance Corp, 6.6250%, 8/15/25	228,000		228,570
			85,103,344
Consumer Non-Cyclical – 6.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
5.8750%, 2/15/28 (144A)	3,594,000		3,804,033

AMN Healthcare Inc, 4.6250%, 10/1/27 (144A)	8,668,000		8,711,340
Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Avantor Inc, 4.7500%, 10/1/24	2,862,000	EUR	$3,328,291
Bausch Health Americas Inc, 8.5000%, 1/31/27 (144A)	$3,115,000		3,495,964
Bristol-Myers Squibb Co, 3.2000%, 6/15/26 (144A)	1,429,000		1,498,206
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	3,199,000		3,246,985
Conagra Brands Inc, 4.8500%, 11/1/28	3,393,000		3,846,832
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	6,275,000		5,914,187
Elanco Animal Health Inc, 4.9000%, 8/28/28	3,015,000		3,289,511
Encompass Health Corp, 4.5000%, 2/1/28	3,951,000		3,994,461
HCA Inc, 4.1250%, 6/15/29	3,662,000		3,834,344
Hill-Rom Holdings Inc, 4.3750%, 9/15/27 (144A)	7,913,000		8,089,856
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	2,590,000		2,693,600
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	595,000		658,963
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	2,372,000		2,632,920
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	6,110,000		6,476,478
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	5,419,000		5,632,774
Kraft Heinz Foods Co, 5.0000%, 7/15/35	3,075,000		3,280,344
Mylan Inc, 4.5500%, 4/15/28	7,297,000		7,773,070
NBM US Holdings Inc, 6.6250%, 8/6/29 (144A)	3,138,000		3,216,450
Newell Brands Inc, 4.2000%, 4/1/26	3,928,000		4,103,303
Newell Brands Inc, 5.5000%, 4/1/46	1,622,000		1,738,967
Pilgrim's Pride Corp, 5.7500%, 3/15/25 (144A)	2,845,000		2,944,575
Smithfield Foods Inc, 5.2000%, 4/1/29 (144A)	4,884,000		5,384,464
Tenet Healthcare Corp, 4.8750%, 1/1/26 (144A)	6,600,000		6,773,250
			106,363,168
Electric – 1.9%
Black Hills Corp, 3.0500%, 10/15/29	11,950,000		11,940,913
Enel Finance International NV, 4.6250%, 9/14/25 (144A)	7,147,000		7,807,134
NextEra Energy Operating Partners LP, 3.8750%, 10/15/26 (144A)	10,788,000		10,788,000
			30,536,047
Energy – 1.6%
Antero Resources Corp, 5.3750%, 11/1/21	3,158,000		3,055,365
DCP Midstream Operating LP, 5.6000%, 4/1/44	2,517,000		2,353,395
EnLink Midstream LLC, 5.3750%, 6/1/29	2,556,000		2,440,980
EQM Midstream Partners LP, 5.5000%, 7/15/28	1,750,000		1,750,572
EQT Corp, ICE LIBOR USD 3 Month + 0.7700%, 3.0889%, 10/1/20‡	322,000		321,267
Extraction Oil & Gas Inc, 5.6250%, 2/1/26 (144A)	1,493,000		914,463
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	3,794,000		3,300,780
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	1,812,000		2,348,099
QEP Resources Inc, 6.8750%, 3/1/21	3,949,000		3,919,382
Range Resources Corp, 5.0000%, 8/15/22	1,826,000		1,711,875
USA Compression Partners LP / USA Compression Finance Corp,
6.8750%, 9/1/27 (144A)	4,035,000		4,166,137
			26,282,315
Finance Companies – 0.5%
Global Aircraft Leasing Co Ltd, 6.5000%, 9/15/24 (144A)	7,977,000		8,076,712
Financial Institutions – 0.7%
CPI Property Group SA, 4.7500%, 3/8/23	5,366,000		5,634,300
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	6,347,413
			11,981,713
Government Sponsored – 0.2%
Electricite de France SA, 2.0000%, 10/2/30	2,000,000	EUR	2,474,808
Industrial – 0.6%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		5,006,250
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	3,832,000		4,084,146
			9,090,396
Industrial Conglomerates – 0.4%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	6,712,000		6,368,010
Insurance – 1.4%
Assurant Inc, 3.7000%, 2/22/30	5,362,000		5,369,721
Brown & Brown Inc, 4.5000%, 3/15/29	3,538,000		3,854,500
HUB International Ltd, 7.0000%, 5/1/26 (144A)	2,676,000		2,752,935
Magellan Health Inc, 4.9000%, 9/22/24	4,695,000		4,689,131
Unum Group, 4.0000%, 6/15/29	4,909,000		5,103,845
			21,770,132
Multiline Retail – 0.1%
JC Penney Corp Inc, 8.1250%, 10/1/19#	963,000		963,000
Natural Gas – 0.2%
Engie SA, 1.3750%, 6/21/39	2,700,000	EUR	3,206,303

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 1.3%
American Homes 4 Rent LP, 4.2500%, 2/15/28	$2,350,000		$2,535,497
CyrusOne LP / CyrusOne Finance Corp, 5.3750%, 3/15/27	2,139,000		2,280,709
EPR Properties, 3.7500%, 8/15/29	7,830,000		7,831,544
ESH Hospitality Inc, 4.6250%, 10/1/27 (144A)	4,749,000		4,760,872
Forestar Group Inc, 8.0000%, 4/15/24 (144A)	3,732,000		4,030,560
			21,439,182
Technology – 3.4%
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	9,886,000		10,756,841
Equifax Inc, ICE LIBOR USD 3 Month + 0.8700%, 3.0281%, 8/16/21‡	2,950,000		2,948,625
Global Payments Inc, 2.6500%, 2/15/25	9,800,000		9,841,665
Global Payments Inc, 3.2000%, 8/15/29	2,841,000		2,877,583
Global Payments Inc, 4.1500%, 8/15/49	1,609,000		1,687,107
Juniper Networks Inc, 3.7500%, 8/15/29	10,106,000		10,148,676
Micron Technology Inc, 4.9750%, 2/6/26	3,460,000		3,726,951
Micron Technology Inc, 5.3270%, 2/6/29	3,460,000		3,803,311
Sensata Technologies Inc, 4.3750%, 2/15/30 (144A)	3,162,000		3,162,000
Western Digital Corp, 4.7500%, 2/15/26	5,477,000		5,634,464
			54,587,223
Transportation – 1.3%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	2,000,000	EUR	2,378,649
Abertis Infraestructuras SA, 1.8750%, 3/26/32	2,800,000	EUR	3,044,762
Autostrade per l'Italia SpA, 4.3750%, 9/16/25	5,823,000	EUR	7,159,117
Trinity Industries Inc, 4.5500%, 10/1/24	6,023,000		6,140,791
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	2,275,000		2,309,125
			21,032,444
Total Corporate Bonds (cost $680,100,006)			695,151,314
Mortgage-Backed Securities – 18.2%
Fannie Mae:
3.5000%, 8/25/33	38,750,000		40,077,200
2.5000%, 5/25/34	20,000,000		20,172,200
4.5000%, 10/25/48	3,100,000		3,263,618
3.0000%, 5/25/49	27,575,000		27,973,459
2.5000%, 7/25/49	20,000,000		19,884,500
			111,370,977
Fannie Mae Pool:
6.0000%, 2/1/37	1,235		1,445
3.5000%, 10/1/42	11,202		11,772
3.5000%, 12/1/42	25,169		26,451
3.5000%, 2/1/43	55,338		57,947
3.5000%, 4/1/43	343,469		359,667
3.0000%, 5/1/43	3,471		3,566
3.5000%, 11/1/43	274,367		288,343
3.5000%, 4/1/44	20,942		22,177
5.0000%, 7/1/44	14,394		15,805
4.5000%, 10/1/44	7,495		8,349
3.5000%, 2/1/45	75,286		78,837
3.5000%, 2/1/45	73,294		76,751
4.5000%, 3/1/45	11,750		13,087
3.5000%, 12/1/45	7,405		7,851
4.5000%, 2/1/46	20,989		22,764
3.5000%, 7/1/46	208,758		218,582
3.5000%, 7/1/46	29,019		30,520
3.5000%, 8/1/46	56,470		58,932
3.5000%, 1/1/47	231,704		245,130
3.0000%, 2/1/47	24,522		25,263
4.0000%, 5/1/47	1,832,536		1,977,093
4.5000%, 5/1/47	3,824		4,140
4.5000%, 5/1/47	3,039		3,269
4.5000%, 5/1/47	2,899		3,102
4.5000%, 5/1/47	2,341		2,504
4.5000%, 5/1/47	2,270		2,457
4.5000%, 5/1/47	1,798		1,934
4.0000%, 6/1/47	3,410		3,571
4.0000%, 6/1/47	1,767		1,851
4.5000%, 6/1/47	11,224		11,903
4.0000%, 7/1/47	2,804		2,937
4.0000%, 7/1/47	2,499		2,617
4.5000%, 7/1/47	8,336		8,841
4.5000%, 7/1/47	6,511		6,905
4.5000%, 7/1/47	6,278		6,657
3.5000%, 8/1/47	9,015		9,331
3.5000%, 8/1/47	6,786		7,080
4.0000%, 8/1/47	175,595		185,745

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 8/1/47	$5,158	$5,403
4.0000%, 8/1/47	3,272	3,427
4.5000%, 8/1/47	9,123	9,675
4.5000%, 8/1/47	1,439	1,526
4.0000%, 9/1/47	77,018	84,288
4.5000%, 9/1/47	446,995	474,029
4.5000%, 9/1/47	7,533	7,988
4.5000%, 9/1/47	5,258	5,576
4.0000%, 10/1/47	421,861	441,832
4.0000%, 10/1/47	7,243	7,586
4.0000%, 10/1/47	5,968	6,250
4.0000%, 10/1/47	3,854	4,036
4.0000%, 10/1/47	3,150	3,299
3.5000%, 11/1/47	1,018,544	1,077,028
4.0000%, 11/1/47	8,635	9,044
4.0000%, 11/1/47	2,677	2,804
4.5000%, 11/1/47	6,827	7,240
3.5000%, 12/1/47	266,101	280,210
3.5000%, 12/1/47	5,859	6,078
3.5000%, 1/1/48	9,665	10,177
3.5000%, 1/1/48	8,303	8,611
4.0000%, 1/1/48	1,253,814	1,336,484
4.0000%, 1/1/48	246,542	258,213
4.0000%, 1/1/48	139,155	148,330
4.0000%, 1/1/48	32,628	34,325
3.5000%, 2/1/48	63,253	65,872
4.0000%, 2/1/48	88,324	94,296
3.5000%, 3/1/48	4,914,361	5,137,113
3.5000%, 3/1/48	6,063	6,367
4.0000%, 3/1/48	121,613	129,507
4.0000%, 3/1/48	13,795	14,483
4.5000%, 3/1/48	11,023	11,683
3.5000%, 4/1/48	21,114	22,028
4.0000%, 4/1/48	258,166	274,924
4.5000%, 4/1/48	8,895	9,428
4.0000%, 5/1/48	206,616	215,151
4.0000%, 5/1/48	35,289	36,747
4.5000%, 5/1/48	6,958	7,374
4.5000%, 5/1/48	6,474	6,862
4.0000%, 6/1/48	14,760	15,370
4.5000%, 6/1/48	7,238	7,672
4.0000%, 10/1/48	17,384	18,341
3.5000%, 1/1/49	836,100	870,720
4.5000%, 1/1/49	2,257,157	2,392,309
3.0000%, 2/1/57	8,151,027	8,373,247
3.5000%, 2/1/57	15,810,248	16,652,845
		42,410,974
Freddie Mac Gold Pool:
6.0000%, 4/1/40	28,948	34,008
3.5000%, 2/1/43	10,209	10,695
3.5000%, 2/1/44	27,254	28,553
4.5000%, 5/1/44	7,515	8,110
3.5000%, 12/1/44	544,119	570,043
3.0000%, 1/1/45	8,467	8,700
3.5000%, 7/1/46	8,241	8,620
3.0000%, 10/1/46	37,503	38,470
3.5000%, 11/1/46	126,028	131,583
3.0000%, 12/1/46	25,477	26,134
3.5000%, 9/1/47	32,276	33,802
3.5000%, 9/1/47	24,761	25,642
3.5000%, 9/1/47	13,939	14,436
3.5000%, 11/1/47	582,564	612,735
3.5000%, 11/1/47	226,889	239,030
3.5000%, 12/1/47	580,706	610,782
3.5000%, 12/1/47	101,621	106,884
3.5000%, 12/1/47	8,140	8,576
3.5000%, 2/1/48	8,114	8,526
3.5000%, 2/1/48	7,818	8,081
3.5000%, 3/1/48	592,094	622,760
3.5000%, 3/1/48	258,961	270,618
3.5000%, 4/1/48	72,918	76,200
3.5000%, 8/1/48	1,020,213	1,066,139
4.5000%, 8/1/48	9,426	9,961

3.5000%, 11/1/48	1,255,238	1,314,500
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
4.0000%, 1/1/49	$91,170	$97,956
4.5000%, 1/1/49	4,097,386	4,345,348
4.5000%, 4/1/49	5,091,890	5,404,124
4.0000%, 6/1/49	1,816,521	1,888,358
4.5000%, 6/1/49	3,738,052	3,948,254
		21,577,628
Freddie Mac Pool:
4.0000%, 5/1/46	6,344	6,690
4.0000%, 3/1/47	18,777	19,899
4.0000%, 4/1/47	3,494,820	3,731,046
4.0000%, 3/1/48	9,287	9,751
4.0000%, 4/1/48	324,574	337,576
4.0000%, 4/1/48	4,973	5,217
4.0000%, 5/1/48	147,010	153,083
4.0000%, 5/1/48	62,499	65,081
4.0000%, 6/1/48	10,395	10,824
4.0000%, 8/1/48	1,714,747	1,783,436
4.0000%, 8/1/48	1,541,504	1,641,581
4.0000%, 5/1/49	11,899,998	12,398,638
4.0000%, 5/1/49	1,623,365	1,691,388
3.5000%, 6/1/49	9,164,208	9,465,357
3.5000%, 6/1/49	1,790,209	1,839,186
3.5000%, 7/1/49	10,966,218	11,323,157
3.5000%, 7/1/49	10,901,025	11,276,282
3.5000%, 7/1/49	9,320,662	9,624,040
3.5000%, 8/1/49	9,903,238	10,225,579
3.5000%, 8/1/49	7,308,578	7,520,117
3.5000%, 8/1/49	7,307,512	7,519,020
3.5000%, 8/1/49	2,228,723	2,289,696
3.5000%, 8/1/49	1,791,997	1,841,022
3.0000%, 9/1/49	405,221	411,618
3.5000%, 9/1/49	8,725,385	9,091,319
3.0000%, 10/1/49	569,502	578,403
3.0000%, 10/1/49	278,747	283,148
		105,142,154
Ginnie Mae:
4.5000%, 7/20/48	3,189,000	3,332,346
5.0000%, 7/20/48	9,528,219	10,043,696
		13,376,042
Ginnie Mae I Pool:
4.5000%, 8/15/46	28,602	31,199
4.0000%, 7/15/47	12,883	13,596
4.0000%, 8/15/47	2,125	2,243
4.0000%, 11/15/47	7,414	7,825
4.0000%, 12/15/47	10,058	10,615
		65,478
Ginnie Mae II Pool:
4.5000%, 5/20/48	20,290	21,182
4.5000%, 5/20/48	5,032	5,253
		26,435
Total Mortgage-Backed Securities (cost $291,370,697)		293,969,688
Common Stocks – 0.6%
Banks – 0.2%
PacWest Bancorp	80,993	2,943,286
Capital Markets – 0.4%
Apollo Global Management Inc	162,843	6,158,722
Total Common Stocks (cost $9,713,598)		9,102,008
Preferred Stocks – 0.2%
Banks – 0.1%
Citigroup Capital XIII, 8.6400%, 10/30/40	36,600	1,003,938
Capital Markets – 0.1%
Carlyle Group LP, 5.8800%µ	59,450	1,505,274
Specialty Retail – 0%
Quiksilver Inc Bankruptcy Equity Certificate¢	542	21,452
Total Preferred Stocks (cost $2,470,566)		2,530,664
Investment Companies – 11.3%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº,£	8,865,368	8,865,368

Shares or Principal Amounts		Value
Investment Companies – (continued)
Money Markets – 10.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£	173,491,160	$173,491,160
Total Investment Companies (cost $182,356,528)		182,356,528
Total Investments (total cost $1,779,246,021) – 111.6%		1,797,802,550
Liabilities, net of Cash, Receivables and Other Assets – (11.6)%		(187,194,295)
Net Assets – 100%		$1,610,608,255

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,473,301,671	82.0%
Cayman Islands	143,105,746	8.0
United Kingdom	40,015,317	2.2
Ireland	16,049,298	0.9
Netherlands	15,016,346	0.8
Italy	14,966,251	0.8
Zambia	12,861,664	0.7
Czech Republic	11,981,713	0.7
Australia	11,186,265	0.6
France	8,942,372	0.5
Luxembourg	8,648,241	0.5
Canada	8,075,702	0.4
Germany	7,440,644	0.4
Panama	5,908,221	0.3
Spain	5,423,411	0.3
South Korea	4,805,000	0.3
Switzerland	3,912,135	0.2
Brazil	3,216,450	0.2
Bermuda	2,946,103	0.2

Total	$1,797,802,550	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 11.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$24,210∆	$-	$-	$8,865,368
Money Markets - 10.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	880,556	(3,609)	2,848	173,491,160
Total Affiliated Investments - 11.3%	$904,766	$(3,609)	$2,848	$182,356,528

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 11.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	8,954,508	717,748	(806,888)	8,865,368
Money Markets - 10.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	125,698,916	359,937,222	(312,144,978)	173,491,160

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	12/4/19	3,200	$(4,008)	$(65)
Euro	12/4/19	(10,726,200)	11,880,554	137,194

				137,129
Barclays Capital, Inc.:
British Pound	12/4/19	(136,000)	168,222	629
Euro	12/4/19	(2,405,000)	2,662,117	29,052

				29,681
BNP Paribas:
Euro	12/4/19	(718,000)	795,063	8,975
Citibank, National Association:
British Pound	12/4/19	(653,700)	808,257	2,702
Euro	12/4/19	(37,294,800)	41,315,258	483,815

				486,517
HSBC Securities (USA), Inc.:
British Pound	12/4/19	(870,000)	1,075,321	3,221
Euro	12/4/19	15,000	(16,612)	(189)

				3,032
JPMorgan Chase Bank, National Association:
British Pound	12/4/19	(3,097,800)	3,829,631	12,216
Euro	12/4/19	(7,520,800)	8,328,970	94,977

				107,193
Total				$772,527

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	478	12/31/19	$103,009,000	$(292,726)	$(14,938)
5-Year US Treasury Note	1,843	12/31/19	219,590,571	(1,511,835)	(86,391)
90 Day Euro	75	3/16/20	18,436,875	288,750	(938)
90 Day Euro	75	6/15/20	18,458,438	311,250	(1,875)
90 Day Euro	75	9/14/20	18,473,438	325,313	(1,875)
Long US Treasury Bond	102	12/19/19	16,555,875	(348,211)	(3,188)
Ultra Long US Treasury Bond	21	12/19/19	4,030,031	(125,508)	1,313
Total - Futures Purchased				(1,352,967)	(107,892)
Futures Sold:
Ultra 10-Year US Treasury Note	134	12/19/19	(19,082,438)	295,219	4,188
Total				$(1,057,748)	$(103,704)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
1.659% Fixed Rate	ICE LIBOR USD 3 Month		8/23/49	22,000,000	USD	$750	$343,439	$(30,809)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 17,675
Forward foreign currency exchange contracts, sold	50,890,264
Futures contracts, purchased	369,167,020
Futures contracts, sold	41,374,047
Interest rate swaps, pay fixed rate/receive floating rate	(63,881)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $770,349,465, which represents 47.8% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

#	Loaned security; a portion of the security is on loan at September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$419,402,212	$-
Bank Loans and Mezzanine Loans	-	195,290,136	-
Corporate Bonds	-	695,151,314	-
Mortgage-Backed Securities	-	293,969,688	-
Common Stocks	9,102,008	-	-
Preferred Stocks	-	2,509,212	21,452
Investment Companies	-	182,356,528	-
Total Investments in Securities	$9,102,008	$1,788,679,090	$21,452
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	772,781	-
Variation Margin Receivable	5,501	-	-
Total Assets	$9,107,509	$1,789,451,871	$21,452
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$254	$-
Variation Margin Payable	109,205	30,809	-
Total Liabilities	$109,205	$31,063	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.